MFT-PARAMETRIC STRUCTURED COMMODITY STRATEGY PROSPECTUS AND SAI SUPPLEMENT DTD 10-17-2011
Parametric Structured Commodity Strategy Fund
PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND Supplement to Prospectus dated May 25, 2011

1. The following replaces "Risks of Commodity-Related Investments" under “Principal Risks” in “Fund Summary”:

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

2. The following replaces "Tax Risk" under “Principal Risks” in “Fund Summary”:

Tax Risk. The Fund may gain exposure to the commodity markets through investments in commodity index-linked derivative instruments, including commodity index-linked swap agreements, commodity index-linked notes, commodity options and futures and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest in commodity index-linked securities and derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Direct investment in many commodity investments by a mutual fund generates income that is not from a qualified source for purposes of meeting this 90 percent test. Numerous other mutual funds have obtained private letter rulings from the IRS that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income. The Fund has been advised by tax counsel that income from certain commodity-linked notes should be qualifying income and that income derived from a wholly-owned subsidiary that invests in commodity-related investments should also constitute qualifying income. The Fund also has applied to the IRS for a private letter ruling relating to commodity-linked notes and investing in the Subsidiary. The IRS subsequently indicated that it has suspended the issuance of such rulings. Should the IRS take action that adversely affects the tax treatment of a fund’s use of commodity-linked notes or a subsidiary, it could limit the Fund’s ability to pursue its investment objective as described. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and the Fund’s investments in the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.